Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Financial instruments measured at fair value
Deferred finance costs, net	$ 29,200	$ 33,500
Fair Value
Financial instruments measured at fair value
Long-term debt, including current portion	1,392,552	1,423,812
Non-recurring basis | Level II
Financial instruments measured at fair value
Long-term debt, including current portion	1,392,552	1,423,812
Non-recurring basis | Fair Value
Financial instruments measured at fair value
Long-term debt, including current portion	1,392,552	1,423,812
Notes | ZIM | Fair Value
Financial instruments measured at fair value
Notes	21,567	20,078
Notes | ZIM | Recurring basis | Fair Value
Financial instruments measured at fair value
Notes	21,567	20,078
Notes | ZIM | Recurring basis | Fair Value | Level II
Financial instruments measured at fair value
Notes	21,567	20,078
Notes | HMM | Fair Value
Financial instruments measured at fair value
Notes	10,360	11,377
Notes | HMM | Recurring basis | Fair Value
Financial instruments measured at fair value
Notes	10,360	11,377
Notes | HMM | Recurring basis | Fair Value | Level II
Financial instruments measured at fair value
Notes	$ 10,360	$ 11,377